Assets Held for Sale - Schedule of Carrying Amounts of Assets Held for Sale (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Jun. 30, 2022
Property, Plant and Equipment [Line Items]
Less accumulated depreciation and amortization	$ (622)
Total assets held for sale	547	$ 0
Property, plant and equipment
Property, Plant and Equipment [Line Items]
Tamarack Cellars property, plant and equipment held for sale	$ 1,168